Shareholder’s equity - Schedule of reconciliation of share capital and share premium (Details) $ in Thousands		12 Months Ended
	Mar. 31, 2021 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Mar. 31, 2022 USD ($)
Schedule of reconciliation of share capital and share premium [Line Items]
Opco shares issued (in shares)		10,464,612
Weighted average basic number of ordinary shares (in shares)		101,006	101,110	98,143
Current ratio				33.4448
Ordinary shares issued (in shares)		11,714,612
Profit or loss amount | $		$ 106,364
Redeemed share	4,500,000
Purchase price | $						$ 45,000
Redeemable B Shares
Schedule of reconciliation of share capital and share premium [Line Items]
Holdco ordinary shares (in shares)				4,500,000
Redeemable B Shares | Top of range
Schedule of reconciliation of share capital and share premium [Line Items]
Weighted average basic number of ordinary shares (in shares)				92,628,689
Redeemable B Shares | Bottom of range
Schedule of reconciliation of share capital and share premium [Line Items]
Weighted average basic number of ordinary shares (in shares)		1,250,000
OpCo Shareholders
Schedule of reconciliation of share capital and share premium [Line Items]
Opco shares issued (in shares)				97,128,690
Outstanding shares (in shares)				2,904,146
Holdco Redeemable B Shares
Schedule of reconciliation of share capital and share premium [Line Items]
Redeemable B shares (in shares)				4,500,000
Number of shares
Schedule of reconciliation of share capital and share premium [Line Items]
Balance pre-restructuring (in shares)					2,001,071
Termination of put option agreements (in shares)				903,075
Subtotal (in shares)				2,904,146
Capital restructuring of Crynssen (1:33.4448 exchange ratio) (in shares)				94,224,544
Subtotal - restructured (in shares)				97,128,690
Acquisition of Union Acquisition Corp. II (in shares)				20,195,494
Escrowed shares (in shares)				(11,714,612)
Redemption of redeemable shares (in shares)				(4,500,000)
Balance restructured (in shares)		101,109,572	101,109,572	101,109,572
Share capital amount
Schedule of reconciliation of share capital and share premium [Line Items]
Balance pre-restructuring					2,001
Termination of put option agreements				903
Subtotal				2,904
Capital restructuring of Crynssen (1:33.4448 exchange ratio)				(1,933)
Subtotal - restructured				971
Acquisition of Union Acquisition Corp. II				202
Escrowed shares				(117)
Redemption of redeemable shares				(45)
Balance restructured		1,011	1,011	1,011
Share premium
Schedule of reconciliation of share capital and share premium [Line Items]
Balance pre-restructuring					54,412
Termination of put option agreements				297,796
Subtotal				352,208
Capital restructuring of Crynssen (1:33.4448 exchange ratio)				1,933
Subtotal - restructured				354,141
Acquisition of Union Acquisition Corp. II				174,738
Escrowed shares				(106,247)
Redemption of redeemable shares				(44,955)
Treasury shares acquired (in shares)		(2,184)
Balance restructured		375,493	377,677	377,677